CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH AND CASH EQUIVALENTS
Cash and banks	R$ 205,598	R$ 117,799
Short-term investments	3,175,730	3,932,539
Total	R$ 3,381,328	R$ 4,050,338	R$ 5,105,110	R$ 5,336,845